| KraneShares Bosera MSCI China A Share ETF
KraneShares Bosera MSCI China A Share ETF

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF

Supplement dated March 21, 2016 to the currently effective Summary Prospectus and

Statutory Prospectus for the KraneShares Bosera MSCI China A Share ETF

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

The Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”) has approved a reduction in the advisory fee rate paid by the KraneShares Bosera MSCI China A Share ETF (the “Fund”) to Krane Funds Advisors, LLC (“Krane”) under the Investment Advisory Agreement and a reduction in the expense cap for the Fund under the Expense Limitation Agreement.

Effective immediately, the following changes apply to the Prospectuses:

•	In the Fund Summary section of each Prospectus, the information included under the “Fees and Expenses of the Fund” and “Example” headings is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. This table does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares Bosera MSCI China A Share ETF
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares Bosera MSCI China A Share ETF	[1]
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.92%
[1]	The expense information in the table has been restated to reflect current expenses, including: (1) a reduction in the management fee rate under the Investment Advisory Agreement; (2) a reduction in the expense cap under the Expense Limitation Agreement; and (3) a reduction in the amount of gains accrued for Chinese taxes.
[2]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[3]	Pursuant to the terms of an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment manager, has contractually agreed to reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017. The Expense Limitation Agreement may only be terminated prior to July 31, 2017 by the Board upon sixty (60) days’ written notice to Krane.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the amounts waived by Krane under the Expenses Limitation Agreement for the time period described above) remain the same. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption	Expense Example, 1 Year	Expense Example, 3 Years	Expense Example, 5 Years	Expense Example, 10 Years
| | KraneShares Bosera MSCI China A Share ETF | USD ($)	94	311	549	1,235

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.